WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 62.4%
FHLMC - 24.2%
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	$495	$497
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/49	22,829,067	24,198,150
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/47-3/1/50	90,430,638	95,258,686
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-2/1/50	3,304,154	3,536,565
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/48-1/1/49	613,276	663,093
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33	230,797	258,195
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-5/1/48	21,959,529	23,808,859
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	7,001	7,829
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-9/1/48	40,753,527	43,441,112
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46-9/1/46	3,049,275	3,322,108
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-9/1/48	39,578,478	41,912,800

Total FHLMC				236,407,894

FNMA - 32.5%
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	7,856,285	8,587,568
Federal National Mortgage Association (FNMA)	3.326%	1/1/28	11,337,463	12,739,921	(a)
Federal National Mortgage Association (FNMA)	2.950%	2/1/28	10,000,000	11,094,213
Federal National Mortgage Association (FNMA)	3.350%	4/1/28	15,738,000	17,920,365
Federal National Mortgage Association (FNMA)	3.550%	8/1/28	1,030,000	1,186,821
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	5,470,946
Federal National Mortgage Association (FNMA)	3.530%	2/1/29	2,940,000	3,407,260
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	163,395	178,711

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	1

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.750%	6/1/30	$3,060,000	$3,595,663
Federal National Mortgage Association (FNMA)	3.620%	8/1/30	2,420,000	2,865,488
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	36,050	40,594
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	2,490,000	2,709,838
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	1,199,066	1,337,279	(a)
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	83,918,535	89,564,634
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-9/1/57	20,981,639	22,969,108
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-9/1/48	49,377,581	53,273,195
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-1/1/50	61,257,583	64,634,164
Federal National Mortgage Association (FNMA)	5.000%	11/1/45-12/1/48	13,679,865	14,970,585
Federal National Mortgage Association (FNMA)	5.000%	5/1/50	100,000	107,792	(b)

Total FNMA				316,654,145

GNMA - 5.7%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	21,190	23,808
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	78,748	84,506
Government National Mortgage Association (GNMA)	6.000%	11/15/32	442,803	502,023
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	884,640	980,149
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	1,388,989	1,478,679
Government National Mortgage Association (GNMA)	3.500%	6/15/48	466,641	502,746
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	22,420,749	23,996,264
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	163,905	174,390

See Notes to Schedule of Investments.

2	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-2/20/50	$15,647,999	$16,886,151
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-9/20/48	4,834,338	5,184,448
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	1,495,325	1,599,743
Government National Mortgage Association (GNMA) II	4.500%	5/1/50	1,400,000	1,486,188	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.792%)	3.589%	6/20/60	2,761,488	2,882,510	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.087%)	2.618%	8/20/58	64,091	65,025	(a)

Total GNMA				55,846,630

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $582,687,315)				608,908,669

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 29.8%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	1.487%	2/25/36	261,811	155,281	(a)
Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	1.527%	5/25/34	157,066	154,977	(a)
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	1.547%	1/25/36	204,557	167,113	(a)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.973%	7/20/46	133,217	91,050	(a)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.825%	8/10/45	4,118,956	1,672,378	(a)(d)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.198%	9/29/36	5,618,155	4,728,947	(a)(d)
BCAP LLC Trust, 2015-RR2 25A1	1.883%	10/28/36	277,361	275,731	(a)(d)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	3,290,000	3,756,365
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	2.605%	7/15/35	2,250,000	1,629,065	(a)(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	7.341%	7/15/20	1,070,000	841,343	(a)(d)
BX Trust, 2019-OC11 E	4.075%	12/9/41	2,500,000	1,924,093	(a)(d)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	1.367%	7/25/36	180,333	153,035	(a)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	3

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	$2,596,639	$1,205,100
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	193,754	201,891
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,228,055	(d)
CSMC Trust, 2015-10R 3A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	2.893%	10/27/46	4,111,000	3,910,925	(a)(d)
CSMC Trust, 2015-LHMZ MZ	8.928%	7/20/20	4,788,505	4,764,989	(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	8.055%	7/15/32	3,000,000	2,590,264	(a)(d)
CSMC Trust, 2017-RPL3 B3	4.950%	8/1/57	3,430,455	3,364,892	(a)(d)
CSMC Trust, 2019-RIO B	8.740%	12/15/21	7,500,000	7,119,949	(d)
CSWF, 2018-TOP E(1 mo. USD LIBOR + 2.250%)	2.955%	8/15/35	1,752,944	1,446,258	(a)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,745,197	(d)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.142%	2/25/48	281,235,910	492,557	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B4	3.642%	2/25/48	2,550,296	1,704,070	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B5	3.642%	2/25/48	2,292,066	1,007,959	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K063 X1, IO	0.290%	1/25/27	64,855,287	1,135,700	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-1510 X1, IO	0.482%	1/25/34	40,063,859	2,000,152	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	743,740	885,632
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	90,448	101,191
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.445%	5/15/29	48,881	6,586	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	5.435%	1/15/37	49,586	9,408	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	6.295%	12/15/37	533,108	121,617	(a)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.245%	10/15/41	$738,894	$117,957	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3960 SJ, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.945%	8/15/40	616,484	41,076	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	5.195%	12/15/41	2,076,497	314,776	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	459,715	27,518
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	3,634,536	3,432,717
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	1,666,235	90,951
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	4,331,493	418,312
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	6,617,022	867,406
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4143 AZ	2.000%	12/15/42	1,662,889	1,621,219
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	2,638,488	237,563
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	3,837,366	351,447
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	4,732,271	294,108
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.545%	9/15/42	1,393,929	212,769	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	11,093,977	11,430,901
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	2,410,685	121,521
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	9,445,453	392,730
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1 x 1 mo. USD LIBOR + 6.150%)	5.445%	8/15/47	2,859,755	541,529	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	5

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.495%	7/15/48	$3,011,075	$568,624	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,997,214	2,066,331
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	3,253,189	620,946
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.345%	5/15/49	5,575,393	851,676	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4915 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.345%	9/25/49	9,887,692	1,943,768	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1 x 1 mo. USD LIBOR + 6.050%)	5.345%	10/25/49	6,550,381	1,104,754	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ	2.500%	11/25/49	3,052,600	3,163,084
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,521,549	264,402	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.667%	9/25/55	10,828,039	994,274	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	76,753,402	294,119	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,176,510	895,088	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.002%	8/25/56	17,740,404	1,741,066	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	445,760,510	1,387,652	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.245%	9/15/43	2,925,407	611,280	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	6,406,117	6,123,873

See Notes to Schedule of Investments.

6	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.336%	2/15/38	$585,301	$36,997	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	11.697%	3/25/25	5,920,691	4,329,908	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	11.447%	10/25/28	2,387,242	1,649,907	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	10.947%	7/25/29	2,534,247	1,504,852	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	4.697%	4/25/43	3,550,000	2,220,622	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	12.697%	4/25/43	5,090,874	2,881,322	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	11.197%	1/25/29	6,620,751	4,693,199	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	10.197%	4/25/29	5,765,466	3,509,940	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	0.922%	6/25/29	20,916,002	1,549,126	(a)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	95,912	20,814
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	490,781	559,112
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.812%	8/25/39	545,335	608,041	(a)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	1,613,276	1,875,035
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	522,857	97,802

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	7

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	5.613%	8/25/40	$1,414,421	$294,692	(a)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	5.583%	1/25/41	1,025,197	232,381	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-36 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.520%)	5.573%	1/25/41	4,051,338	869,322	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	287,084	333,383
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KI, IO	4.500%	12/25/25	257,946	6,375
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.796%	1/25/38	489,055	614,601	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	5.603%	12/25/40	4,219,453	391,007	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	323,459	355,023
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	348,049	427,683
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.653%	7/25/42	2,768,389	500,231	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	1,996,797	203,032
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	2,055,241	127,813
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	4,619,944	272,919
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	317,338	384,384
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,664,695	3,069,285
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.212%	8/25/44	1,574,670	101,106	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	2.022%	8/25/44	2,864,622	163,035	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	2.162%	8/25/44	2,450,979	139,003	(a)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	$12,495,061	$2,038,193
Federal National Mortgage Association (FNMA) REMIC, 2018-38 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.303%	6/25/48	12,649,776	2,469,549	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,114,722	2,362,014
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.423%	7/25/49	10,508,241	1,967,132	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-42 KS, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.203%	8/25/49	3,757,225	697,315	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-42 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.703%	8/25/49	4,214,134	821,741	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.103%	8/25/49	4,978,556	882,033	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.103%	8/25/49	5,461,891	877,418	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.103%	8/25/49	20,699,304	3,742,856	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-54 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.103%	9/25/49	5,268,124	855,534	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1 x 1 mo. USD LIBOR + 6.000%)	5.053%	10/25/49	5,017,573	751,261	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.053%	10/25/49	6,796,027	960,157	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.053%	10/25/49	11,124,456	1,748,226	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-83 QS, IO (-1 x 1 mo. USD LIBOR + 5.950%)	5.003%	1/25/50	58,626,468	11,998,733	(a)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	1,229,566	200,087

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	9

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	$83,753	$17,188
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	104,948	17,560
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	75,724	10,550
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	60,828	11,169
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	49,470	10,239
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	496,853	76,853
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	6,813,965	934,760
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	14,264,929	2,044,238
Government National Mortgage Association (GNMA), 2003-94 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	5.855%	7/16/33	142,081	1,216	(a)
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	1.005%	8/16/34	690,623	684,141	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.495%	10/16/34	720,138	131,650	(a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.477%	4/20/37	4,434,930	832,129	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.827%	7/20/37	711,402	164,203	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	1.923%	11/20/59	713,835	720,455	(a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.395%	11/16/34	1,710,175	289,949	(a)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	5.727%	3/20/39	12,001	362	(a)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	5.707%	4/20/40	$9,967	$2,109	(a)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,086,879	1,182,429
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.295%	5/16/40	544,379	96,515	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.877%	1/20/40	19,000	1,740	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	1,782,889	36,155
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	2.293%	2/20/60	2,429,756	2,446,775	(a)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	125,865	8,045
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	1,729,491	1,964,663
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	5,969,939	24,487	(a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.877%	2/20/41	1,354,526	164,170	(a)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.412%	8/16/52	17,228,106	199,999	(a)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	5,157,398	390,168
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.885%	9/16/51	9,301,597	448,362	(a)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.038%	9/16/44	3,419,525	132,408	(a)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.229%	2/16/46	12,884,357	528,458	(a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	1,821,502	316,093
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.714%	6/16/55	7,617,636	253,950	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	11

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.780%	9/16/55	$2,739,234	$130,648	(a)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.395%	4/16/44	4,929,805	1,027,732	(a)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	4.895%	6/16/44	2,112,645	380,884	(a)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	4.827%	8/20/44	6,505,862	1,076,278	(a)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	4,579,070	685,075
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.277%	4/20/46	3,563,601	693,669	(a)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.980%	8/16/58	8,275,201	528,247	(a)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	5,451,024
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.445%	2/16/47	4,875,900	985,448	(a)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.773%	10/16/58	17,176,371	1,093,846	(a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	8,506,919	1,386,178
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.786%	7/16/58	1,782,236	100,874	(a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.665%	3/16/60	6,769,035	372,786	(a)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%)	2.500%	1/20/48	28,466,681	1,894,762	(a)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.477%	9/20/48	4,641,456	684,534	(a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.427%	10/20/48	8,651,921	1,228,763	(a)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	$4,654,750	$4,827,711
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	2.517%	7/20/49	38,900,983	3,325,443	(a)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	1,494,266	1,600,398
GS Mortgage Securities Corp. II, 2018- SRP5 D (1 mo. USD LIBOR + 6.000%)	6.705%	9/15/31	5,000,000	4,285,360	(a)(d)
GS Mortgage Securities Trust, 2006- GG8 AJ	5.622%	11/10/39	175,241	133,990
GS Mortgage Securities Trust, 2015- GC34 D	2.979%	10/10/48	2,500,000	1,873,895
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	2,940,000	3,195,993
GS Mortgage Securities Trust, 2019- GC39 XA, IO	1.142%	5/10/52	45,139,662	3,390,210	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	1.347%	4/25/36	1,588,421	1,212,511	(a)(d)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	1.647%	3/25/35	282,304	240,660	(a)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	1.447%	5/25/37	409,140	363,679	(a)(d)
Impac Secured Assets Corp., 2004-4 M5 (1 mo. USD LIBOR + 1.650%)	2.597%	2/25/35	2,039,054	1,423,055	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.683%	2/12/49	3,446,622	1,312,198	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.467%	2/15/51	59,961	56,933	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	4.955%	11/15/31	1,830,000	1,659,339	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.455%	5/15/28	3,220,826	3,147,327	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.955%	12/15/36	5,020,000	3,885,671	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	7.455%	12/15/36	5,020,000	3,955,342	(a)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	13

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	3.205%	1/16/37	$2,790,000	$2,258,022	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.705%	1/16/37	2,540,000	2,061,745	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,530,000	2,120,013	(a)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,784,717	1,870,387	(d)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	3.697%	7/31/21	3,005,268	3,000,508	(a)(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.157%	4/25/46	562,680	462,956	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	1.147%	5/25/47	138,207	149,721	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	864,303	512,662	(a)(d)
Morgan Stanley Capital I Trust, 2007- IQ16 AJ	6.149%	12/12/49	79,107	48,334	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	1.087%	6/25/36	36,611	12,009	(a)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	2.147%	7/26/45	529,718	499,307	(a)(d)
Multifamily CAS Trust, 2020-01 CE (1 mo. USD LIBOR + 7.500%)	8.112%	3/25/50	4,500,000	3,656,317	(a)(d)
Multifamily CAS Trust, 2019-1 M7 (1 mo. USD LIBOR + 1.700%)	2.647%	10/15/49	4,850,699	4,357,762	(a)(d)
Multifamily Trust, 2016-1 B	10.344%	4/25/46	2,007,402	1,977,020	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/34	4,750,000	4,014,857	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/34	3,150,000	2,470,534	(a)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,033,909	1,071,228	(a)(d)

See Notes to Schedule of Investments.

14	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
NovaStar Mortgage Funding Trust, 2006-MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.780%	9/25/46	$153,776	$135,308	(a)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.363%	5/27/23	2,179,042	2,061,847	(a)(d)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	4.123%	5/25/35	3,486	3,492	(a)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	9,384,129	8,623,752	(d)
RETL, 2019-RVP A (1 mo. USD LIBOR + 1.150%)	1.855%	3/15/36	677,337	633,338	(a)(d)
Starwood Retail Property Trust, 2014- STAR C (1 mo. USD LIBOR + 2.750%)	3.455%	11/15/27	2,324,000	1,915,701	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	1.127%	7/25/46	128,668	99,718	(a)
Structured Asset Securities Corp., 2005- RF3 1A (1 mo. USD LIBOR + 0.350%)	1.297%	6/25/35	220,826	181,404	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018- THL D (1 mo. USD LIBOR + 2.000%)	3.005%	11/11/34	2,223,670	1,926,094	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018- THL G (1 mo. USD LIBOR + 6.350%)	7.355%	11/11/34	5,670,562	4,769,498	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018- THL H (1 mo. USD LIBOR + 9.800%)	10.805%	11/11/34	5,670,562	4,827,918	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.888%	5/10/63	1,330,000	129,868	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.888%	5/10/63	1,339,991	108,003	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.645%	6/25/33	36,637	33,430	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	1.407%	4/25/45	2,469,522	2,289,963	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $325,663,278)				291,167,775

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 8.1%
Asset-Backed Securities Corp. Home Equity Loan Trust, 2007-HE1 A4 (1 mo. USD LIBOR + 0.140%)	1.087%	12/25/36	2,107,249	1,742,029	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	15

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	$4,200,000	$4,046,921	(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	7,700,000	6,752,967	(d)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,309,592	1,011,228	(a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	4,995	4,508	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	1.277%	7/25/36	224,876	206,544	(a)(d)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	0.845%	7/15/36	31,426	28,979	(a)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	0.000%	8/9/24	3,000,000	3,000,000	(d)(e)(f)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	4.670%	8/9/24	4,975,000	4,972,055	(a)(d)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	7.908%	8/15/24	4,693,013	4,262,429	(a)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	1,586,311	1,540,536	(a)(d)
CSMC Trust, 2017-RPL1 B1	3.074%	7/25/57	4,076,582	2,807,432	(a)(d)
CSMC Trust, 2017-RPL1 B2	3.074%	7/25/57	4,676,961	2,671,695	(a)(d)
CSMC Trust, 2017-RPL1 B3	3.074%	7/25/57	3,976,476	1,784,308	(a)(d)
CSMC Trust, 2017-RPL1 B4	3.074%	7/25/57	4,495,489	696,266	(a)(d)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.516%	10/27/31	458,863	461,076	(a)(d)
Hertz Vehicle Financing II LP, 2015-3A D	5.330%	9/25/21	2,000,000	1,818,114	(d)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	1.772%	9/25/31	47,139	46,796	(a)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	7,510,000	7,547,149	(d)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	5,071,155	(d)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	3.422%	11/25/33	3,821	3,797	(a)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	1.217%	5/25/36	380,488	369,776	(a)(d)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	1.287%	3/25/36	57,392	56,679	(a)

See Notes to Schedule of Investments.

16	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

	SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
	ASSET-BACKED SECURITIES - (continued)
	SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	$713,329	$729,436
	SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	3,704,214	(d)
	SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	1,634,018	(d)
	SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	5,000,000	4,855,174	(d)
	SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	518,847	(d)
	SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	1,041,117	(d)
	SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,725,314	(d)
	Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	7,523,725	7,321,705	(d)
	Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	1.167%	2/25/36	1,380,418	54,811	(a)(d)
	TES LLC, 2017-1A B	7.740%	10/20/47	1,000,000	854,296	(d)
	Towd Point Mortgage Trust, 2017-1 B3	3.944%	10/25/56	5,900,000	4,926,870	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $96,322,679)					79,268,241

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
	PURCHASED OPTIONS - 0.0%
	OTC Purchased Options - 0.0%
Interest rate swaption, Put @ 188.00bps (Cost - $288,608)	Morgan Stanley & Co. Inc.	7/30/20	11,400,000	11,400,000	42,561

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,004,961,880)					979,387,246

		RATE		SHARES
	SHORT-TERM INVESTMENTS - 3.9%
	Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $38,530,938)	0.334%		38,530,938	38,530,938	(g)

TOTAL INVESTMENTS - 104.2% (Cost - $1,043,492,818)					1,017,918,184
Liabilities in Excess of Other Assets - (4.2)%					(41,436,588)

	TOTAL NET ASSETS - 100.0%				$976,481,596

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	17

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2020, the Fund held TBA securities with a total cost of $1,711,437.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1). (f) Security is valued using significant unobservable inputs (Note 1).

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $38,530,938 and the cost was $38,530,938 (Note 2).

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UST	— United States Treasury

SCHEDULE OF WRITTEN OPTIONS

OTC Written Options

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
Interest rate swaption, Put (Premiums received — $287,356)	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	62,500,000	$62,500,000	$(2,527)

Abbreviation used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

See Notes to Schedule of Investments.

18	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	532	6/20	$116,552,447	$117,243,656	$691,209
U.S. Treasury 5-Year Notes	1,308	6/20	159,246,769	163,970,069	4,723,300
U.S. Treasury Long-Term Bonds	286	6/20	47,485,370	51,211,875	3,726,505
U.S. Treasury Ultra Long-Term Bonds	19	6/20	3,716,621	4,215,625	499,004

					9,640,018

Contracts to Sell:
U.S. Treasury 10-Year Notes	1,466	6/20	192,081,523	203,315,875	(11,234,352)
U.S. Treasury Ultra 10-Year Notes	608	6/20	88,389,568	94,867,000	(6,477,432)

					(17,711,784)

Net unrealized depreciation on open futures contracts					$(8,071,766)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (formerly Western Asset Mortgage Backed Securities Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

21

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$608,908,669	—	$608,908,669
Collateralized Mortgage
Obligations	—	291,167,775	—	291,167,775
Asset-Backed Securities	—	76,268,241	$3,000,000	79,268,241
Purchased Options	—	42,561	—	42,561

Total Long-Term Investments	—	976,387,246	3,000,000	979,387,246

Short-Term Investments†	$38,530,938	—	—	38,530,938

Total Investments	$38,530,938	$976,387,246	$3,000,000	$1,017,918,184

Other Financial Instruments:
Futures Contracts	$9,640,018	—	—	$9,640,018

Total	$48,170,956	$976,387,246	$3,000,000	$1,027,558,202

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$2,527	—	$2,527
Futures Contracts	$17,711,784	—	—	17,711,784

Total	$17,711,784	$2,527	—	$17,714,311

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

22

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$125,147,581	$125,428,872	125,428,872	$212,045,515	212,045,515	—	$112,198	—	$38,530,938

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